Earnings Per Share (EPS) (Tables)	6 Months Ended
Jun. 30, 2025
Earnings Per Share (EPS)
Schedule of Calculation of EPS Basic and Diluted

EUR’000	H1 2025	H1 2024
Profit attributable to ordinary equity holders of the parent for basic earnings	167,733	153
Profit attributable to ordinary equity holders of the parent adjusted for the effect of dilution	167,733	153

Thousands	H1 2025	H1 2024
Weighted average number of ordinary shares for basic EPS¹	350,957	341,158
Effect of dilution from share based payments programme	1,404	990
Weighted average number of ordinary shares adjusted for the effect of dilution¹	352,361	342,148

[1]The weighted average number of shares takes into account the weighted average effect of share-based payments during the period.